Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$ 34,035	$ 34,086
Other real estate owned	3,774	323
Impairment charges on available-for-sale securities	3,288	2,946
Accrued expenses	514	304
Other	5,189	6,065
Total deferred tax assets	46,800	43,724
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(23,313)	(24,272)
Net unrealized gains on available for sale investment securities	(47,252)	(15,833)
Identified intangible assets and goodwill	(18,430)	(18,383)
Other	(9,439)	(7,750)
Total deferred tax liabilities	(98,434)	(66,238)
Net deferred tax liability	$ (51,634)	$ (22,514)